Basis of Presentation and General Information (Details)		12 Months Ended
	Sep. 29, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 10, 2020	Apr. 24, 2020
Basis of Presentation and General Information [Abstract]
Country of incorporation		1T
Reverse stock split ratio	0.083
California 19 Inc. [Member]
Basis of Presentation and General Information [Abstract]
Date of incorporation		2019-05
Country of incorporation		1T
Vessel		Eco Yosemite Park
Built date		2020-03
Ownership percentage		50.00%	50.00%	50.00%	50.00%	50.00%
California 20 Inc. [Member]
Basis of Presentation and General Information [Abstract]
Date of incorporation		2019-05
Country of incorporation		1T
Vessel		Eco Joshua Park
Built date		2020-03
Ownership percentage		50.00%	50.00%	50.00%	50.00%	50.00%
Top Tanker Management Inc. [Member]
Basis of Presentation and General Information [Abstract]
Date of incorporation		2004-05
Country of incorporation		1T
Activity		Management company
Ownership interest in subsidiaries		100.00%
South California Inc. [Member]
Basis of Presentation and General Information [Abstract]
Date of incorporation		2018-01
Country of incorporation		1T
Vessel		Eco Bel Air
End date of operating lease		Dec. 10, 2025
Ownership interest in subsidiaries		100.00%
Malibu Warrior Inc. [Member]
Basis of Presentation and General Information [Abstract]
Date of incorporation		2018-01
Country of incorporation		1T
Vessel		Eco Beverly Hills
End date of operating lease		Dec. 01, 2025
Ownership interest in subsidiaries		100.00%
PCH Dreaming Inc. [Member]
Basis of Presentation and General Information [Abstract]
Date of incorporation		2018-01
Country of incorporation		1T
Vessel		Eco Marina Del Rey
Delivery date		2019-03
Ownership interest in subsidiaries		100.00%
Roman Empire Inc. [Member]
Basis of Presentation and General Information [Abstract]
Date of incorporation		2020-02
Country of incorporation		1T
Vessel		Eco West Coast
Delivery date		2021-03
Ownership interest in subsidiaries		100.00%
Athenean Empire Inc. [Member]
Basis of Presentation and General Information [Abstract]
Date of incorporation		2020-02
Country of incorporation		1T
Vessel		Eco Malibu
Delivery date		2021-05
Ownership interest in subsidiaries		100.00%
Julius Caesar Inc. [Member]
Basis of Presentation and General Information [Abstract]
Date of incorporation		2020-05
Country of incorporation		1T
Vessel		Julius Caesar
Delivery date		2022-01
Ownership interest in subsidiaries		100.00%
Legio X Inc. [Member]
Basis of Presentation and General Information [Abstract]
Date of incorporation		2020-12
Country of incorporation		1T
Vessel		Legio X Equestris
Delivery date		2022-03
Ownership interest in subsidiaries		100.00%
Eco Oceano CA Inc. [Member]
Basis of Presentation and General Information [Abstract]
Date of incorporation		2020-12
Country of incorporation		1T
Vessel		Eco Oceano CA
Delivery date		2022-03
Ownership interest in subsidiaries		100.00%